Adoption Of New And Amended Standards And Interpretations - Impact On The consolidated Statement Of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Prepaid expenses	$ 49,034	$ 70,237	$ 41,564
Total current assets	1,234,443	1,059,922	1,194,631
Non-current assets [abstract]
Right of use assets	290,843	361,993	384,350
Total non - current assets	3,122,935	3,381,983	3,227,632
Total assets	4,357,378	4,441,905	4,422,263
Current liabilities
Trade, other payables and financial liabilities	133,502	140,239	129,961
Current portion of lease liability	97,732	102,452	106,950
Accrued expenses payable	55,373	47,390	61,278
Total current liabilities	997,633	1,148,813	1,164,793
Non-current liabilities
Lease liability	206,832	273,231	290,056
Other long - term liabilities	191,221	161,572	154,777
Total non - current liabilities	1,424,839	1,496,498	1,406,532
Total liabilities	2,422,472	2,645,311	2,571,325
EQUITY
Retained earnings	1,965,179	1,828,615	1,889,765
Net (loss) profit	(8,628)	(4,227)	(3,888)
Total equity	1,934,906	1,796,594	1,850,938	$ 1,589,138
Total liabilities and equity	4,357,378	4,441,905	4,422,263
Increase Decrease Due To Application Of IFRS16 [Member]
Current assets [abstract]
Prepaid expenses	(3,718)	(4,147)	(3,857)
Total current assets	(3,718)	(4,147)	(3,857)
Non-current assets [abstract]
Right of use assets	290,843	361,993	384,350
Total non - current assets	290,843	361,993	384,350
Total assets	287,125	357,846	380,493
Current liabilities
Trade, other payables and financial liabilities	(819)	(791)	(629)
Current portion of lease liability	97,732	102,452	106,950
Accrued expenses payable	0	0	957
Total current liabilities	96,913	101,661	107,278
Non-current liabilities
Lease liability	206,832	273,231	290,056
Other long - term liabilities	24,327	23,848	24,156
Total non - current liabilities	231,159	297,079	314,212
Total liabilities	328,072	398,740	421,490
EQUITY
Retained earnings	(40,894)	(40,997)	(39,551)
Net (loss) profit	(52)	103	(1,446)
Total equity	(40,946)	(40,894)	(40,997)
Total liabilities and equity	$ 287,126	$ 357,846	$ 380,493